Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position and Effect on Net Income (Loss) (Details) - EUR (€)
€ in Thousands
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial instruments [line items]
Other non-current assets	€ 1,091	€ 1,091
Trade and other receivables	14	4
Other current assets	8,185	5,123
Cash and cash equivalents	46,323	44,446
Financial liabilities – non-current portion	14,452	14,379
Derivative liabilities - non current portion	69	288
Lease liabilities - non-current portion	8,815	9,197
Financial liabilities – current portion	229	2,265
Derivative liabilities - current portion	3	129
Lease liabilities - current portion	1,732	1,607
Trade and other payables	17,639	20,910
Other current liabilities	3,826	4,436
Total financial liabilities	14,681
Financial liabilities at carrying value, category
Disclosure of financial instruments [line items]
Financial liabilities – non-current portion	14,452	14,379
Derivative liabilities - non current portion	69	288
Lease liabilities - non-current portion	8,815	9,197
Financial liabilities – current portion	229	2,265
Derivative liabilities - current portion	3	129
Lease liabilities - current portion	1,732	1,607
Trade and other payables	17,639	20,910
Other current liabilities	3,706	4,288
Total financial liabilities	46,645	53,063
Financial liabilities at fair value through profit or loss, category
Disclosure of financial instruments [line items]
Derivative liabilities - non current portion	69	288
Derivative liabilities - current portion	3	129
Total financial liabilities	72	417
Financial liabilities at amortised cost, category
Disclosure of financial instruments [line items]
Financial liabilities – non-current portion	14,452	14,379
Lease liabilities - non-current portion	8,815	9,197
Financial liabilities – current portion	229	2,265
Lease liabilities - current portion	1,732	1,607
Trade and other payables	17,639	20,910
Other current liabilities	3,706	4,288
Total financial liabilities	46,573	52,646
Financial liabilities at fair value, class
Disclosure of financial instruments [line items]
Financial liabilities – non-current portion	14,452	14,379
Derivative liabilities - non current portion	69	288
Lease liabilities - non-current portion	8,815	9,197
Financial liabilities – current portion	229	2,265
Derivative liabilities - current portion	3	129
Lease liabilities - current portion	1,732	1,607
Trade and other payables	17,639	20,910
Other current liabilities	3,706	4,288
Total financial liabilities	46,645	53,063
Financial assets at carrying value, category
Disclosure of financial instruments [line items]
Other non-current assets	1,091	1,091
Other current financial assets	516	59
Trade and other receivables	14	4
Other current assets	6,669	4,330
Cash and cash equivalents	46,323	44,446
Total financial assets	54,613	49,930
Financial assets at fair value through profit or loss, category
Disclosure of financial instruments [line items]
Cash and cash equivalents	46,323	44,446
Total financial assets	46,323	44,446
Financial assets at amortised cost, category
Disclosure of financial instruments [line items]
Other non-current assets	1,091	1,091
Other current financial assets	516	59
Trade and other receivables	14	4
Other current assets	6,669	4,330
Total financial assets	8,290	5,484
Financial assets at fair value, class
Disclosure of financial instruments [line items]
Other non-current assets	1,091	1,091
Other current financial assets	516	59
Trade and other receivables	14	4
Other current assets	6,669	4,330
Cash and cash equivalents	46,323	44,446
Total financial assets	€ 54,613	€ 49,930